Label	Element	Value
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Vesper U.S. Large Cap Short-Term Reversal Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended August 31, 2020, the Fund’s portfolio turnover rate was 4,835% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4835.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of twenty-five (25) stocks selected from the S&P 500 Index (the “S&P 500”) that Vesper Capital Management, LLC (the “Index Creator”) believes will most likely benefit from the “short-term reversal” effect, as determined by applying a proprietary algorithm (“Chow’s Ratio” or “Algorithm”).

Short-term reversal effect generally means that, on average, stocks with relatively poor weekly (risk-adjusted) performance, may reverse and earn higher returns relative to peer stocks the following week. Short-term reversal investment strategies have recently developed due to the accessibility and availability of short-term pricing data and lower trading costs.

The eligible universe of Index components includes all companies in the S&P 500. From that universe, according to the Index’s quantitative, rules-based methodology, 25 securities are selected by S&P Dow Jones Indices, LLC (“SPDJI” or the “Index Provider”) applying Chow’s Ratio to historical short-term price data of the companies’ stocks to seek to identify those securities that have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio is a proprietary algorithm that uses short-term pricing data and volatility measures to identify stocks that have experienced one-week price declines and assesses their price stability to identify which stocks are fundamentally sound and have the greatest potential for reversal and which ones are fundamentally flawed and have the greatest potential for further decline. The stocks with the best chance of reversal are ultimately selected for the Index. After applying the Algorithm provided by the Index Creator, SPDJI selects the 25 stocks with the lowest ratios (where a lower ratio represents a higher likelihood of experiencing short-term reversal) for the Index.

The Index is evaluated and re-balanced on a weekly basis. Index components are equal weighted at each weekly reconstitution of the Index. A stock in the Index is only removed at re-balance if it has been assigned a ratio that has risen out of the top 50 stocks of the S&P 500 with the lowest ratios and replace with the stock with the next lowest ratio. The Index is provided and calculated by SPDJI which the Index Creator has contracted with to create the Index.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Fund’s weekly reconstitution, the Fund’s concentration in an industry or group of industries or a particular sector may change from week to week.

The Index was created by Vesper Capital Management and is provided by and calculated by SPDJI. Neither Vesper Capital Management nor SPDJI is an affiliate of the Fund or the Adviser. The Adviser has entered into a license agreement with Vesper Capital Management to use the Index.  The Adviser is sublicensing rights to the Index to the Fund at no charge.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its total assets in securities of the Index. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk. The Fund seeks to track the performance of the Index, which selects stocks of companies utilizing a methodology that relies on Chow’s Ratio, a proprietary algorithm. The Index is the first practical application of Chow’s Ratio. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee that the Index methodology will generate or produce the intended results, and stocks of companies selected for the Index may underperform stocks of companies that have been excluded from the Index.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with the weekly rebalances and reconstitutions of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REIT Risk. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the “1940 Act”).

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.utrnetf.com/ or by calling toll-free 833-835-6633.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-835-6633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.utrnetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.73%	Q1/2019
Lowest Return	0.87%	Q2/2019

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Vesper U.S. Large Cap Short-Term Reversal Index
1 Year	rr_AverageAnnualReturnYear01	33.92%
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2019	rr_AnnualReturn2019	31.41%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.87%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2018

[1]	The performance information shown above is based on a calendar year. The Fund's year-to-date return as of September 30, 2020 was 7.47%.